Morgan Stanley Insight Fund

Consolidated Portfolio of Investments ■ September 30, 2024 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (94.2%)
	Automobiles (6.7%)
238,618	Rivian Automotive, Inc., Class A (a)	$2,677,294
298,353	Tesla, Inc. (a)	78,058,095
		80,735,389
	Biotechnology (3.1%)
3,845,194	Arbutus Biopharma Corp. (a)	14,803,997
104,181	Intellia Therapeutics, Inc. (a)	2,140,920
795,260	ProKidney Corp. (a)	1,526,899
1,532,903	Roivant Sciences Ltd. (a)	17,689,701
34,830	XOMA Royalty Corp. (a)	922,298
		37,083,815
	Broadline Retail (7.3%)
1,481,623	Global-e Online Ltd. (Israel) (a)	56,953,588
14,608	MercadoLibre, Inc. (a)	29,975,032
		86,928,620
	Electronic Equipment, Instruments & Components (0.0%)
3,889	Magic Leap, Inc., Class A (acquisition cost — $1,890,214; acquired 12/22/15) (a)(b)(c)	—

	Entertainment (4.6%)
1,233,605	ROBLOX Corp., Class A (a)	54,599,357

	Financial Services (9.7%)
28,277	Adyen NV (Netherlands) (a)	44,271,003
1,767,085	Affirm Holdings, Inc. (a)	72,132,410
		116,403,413
	Health Care Providers & Services (1.0%)
3,000,988	Agilon Health, Inc. (a)	11,793,883

	Health Care Technology (0.7%)
185,471	Doximity, Inc., Class A (a)	8,080,971

	Hotels, Restaurants & Leisure (10.6%)
339,461	Airbnb, Inc., Class A (a)	43,047,049
591,207	DoorDash, Inc., Class A (a)	84,382,975
		127,430,024
	Information Technology Services (16.8%)
1,012,254	Cloudflare, Inc., Class A (a)	81,881,226
1,334,798	Fastly, Inc., Class A (a)	10,104,421
853,304	Shopify, Inc., Class A (Canada) (a)	68,383,782
355,157	Snowflake, Inc., Class A (a)	40,793,333
		201,162,762
	Leisure Products (1.0%)
2,651,544	Peloton Interactive, Inc., Class A (a)	12,409,226

	Life Sciences Tools & Services (0.4%)
201,869	10X Genomics, Inc., Class A (a)	4,558,202

	Media (6.1%)
668,887	Trade Desk, Inc., Class A (a)	73,343,460

	Pharmaceuticals (4.1%)
1,737,578	Royalty Pharma PLC, Class A	49,156,082

	Real Estate Management & Development (0.2%)
1,095,550	Opendoor Technologies, Inc. (a)	2,191,100

	Software (17.6%)
334,570	Appian Corp., Class A (a)	11,422,220
7,053,374	Aurora Innovation, Inc. (a)	41,755,974
315,264	Bill Holdings, Inc. (a)	16,633,329
359,275	MicroStrategy, Inc., Class A (a)	60,573,765
1,144,968	QXO, Inc. (d)	18,056,145
1,300,468	Samsara, Inc., Class A (a)	62,578,520
		211,019,953

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments ■ September 30, 2024 (unaudited) continued

NUMBER OF SHARES		VALUE
	Specialty Retail (4.3%)
297,239	Carvana Co. (a)	$51,752,282
	Total Common Stocks (Cost $842,345,279)	1,128,648,539

	Preferred Stocks (2.9%)
	Software (2.9%)
523,556	Databricks, Inc., Series H (a)(b)(c) (acquisition cost - $38,473,059; acquired 8/31/21)	34,978,776
197,427	Lookout, Inc., Series F (a)(b)(c) (acquisition cost - $2,255,228; acquired 6/17/14)	604,127
	Total Preferred Stocks (Cost $40,728,287)	35,582,903

	Investment Company (2.2%)
725,936	iShares Bitcoin Trust ETF (a) (Cost $28,089,585)	26,228,068

NUMBER OF SHARES (000)
	Short-Term Investments (1.0%)
	Investment Company (1.0%)
11,759	Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (e) (Cost $11,758,562)	11,758,562

	Securities held as Collateral on Loaned Securities (0.0%)‡
	Investment Company (0.0%)‡
138	Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.88% (e)	138,283

PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.0%)‡
16	Citigroup, Inc., (4.88%, dated 9/30/24, due 10/1/24; proceeds $16,458; fully collateralized by U.S. Government obligations; 2.88% - 4.75% due 5/15/43 - 11/15/43; valued at $16,785)		16,455
18	Merrill Lynch & Co., Inc., (4.86%, dated 9/30/24, due 10/1/24; proceeds $18,440; fully collateralized by U.S. Government obligations; 0.75% - 3.50% due 9/30/26 - 2/15/45; valued at $18,807)		18,438
	Total Securities held as Collateral on Loaned Securities (Cost $173,176)		173,176
	Total Short-Term Investments (Cost $11,931,738)		11,931,738

	Total Investments Excluding Purchased Options (Cost $ 923,094,889)	100.3%	1,202,391,248

	Total Purchased Options Outstanding (Cost $ 4,102,964)	0.1%	1,028,470

	Total Investments (Cost $927,197,853) including $168,061 of Securities Loaned (f)(g)(h)(i)	100.4%	1,203,419,718
	Liabilities in Excess of Other Assets	(0.4)	(5,241,022)
	Net Assets	100.0%	$1,198,178,696

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments ■ September 30, 2024 (unaudited) continued

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2024 amounts to $35,582,903 and represents 2.9% of net assets.
(c)	At September 30, 2024, the Fund held fair valued securities valued at $35,582,903, representing 2.9% of net assets. These holdings have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Fund's (as defined herein) Trustees.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2024, were $168,061 and $173,176, respectively. The Fund received cash collateral of $173,176, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2024, advisory fees paid were reduced by $28,507 relating to the Fund's investment in the Liquidity Fund.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2024, the Fund did not engage in any cross-trade transactions.
(g)	The fair value and percentage of net assets, $44,271,003 and 3.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Consolidated Portfolio of Investments.
(h)	Securities are available for collateral in connection with purchased options.
(i)	At September 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $396,516,592 and the aggregate gross unrealized depreciation is $120,294,727, resulting in net unrealized appreciation of $276,221,865.
ETF	Exchange Traded Fund.

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments ■ September 30, 2024 (unaudited) continued

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2024:

COUNTERPARTY	DESCRIPTION	STRIKE PRICE		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000)	VALUE	PREMIUMS PAID	UNREALIZED DEPRECIATION
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	139,221,420	$139,221	$411,817	$577,525	(165,708)
Goldman Sachs International	USD/CNH	CNH	7.69	Jan–25	391,056,861	391,057	115,753	1,479,679	(1,363,926)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	130,751,621	130,752	268,172	569,031	(300,859)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	347,874,941	347,875	232,728	1,476,729	(1,244,001)
							$1,028,470	$4,102,964	$(3,074,494)

CNH — Chinese Yuan Renminbi Offshore

USD — United States Dollar

Consolidated Summary of Investments

INDUSTRY†	VALUE		PERCENT OF TOTAL INVESTMENTS
Software	$246,602,856		20.5%
Information Technology Services	201,162,762		16.7
Hotels, Restaurants & Leisure	127,430,024		10.6
Financial Services	116,403,413		9.7
Broadline Retail	86,928,620		7.2
Automobiles	80,735,389		6.7
Media	73,343,460		6.1
Entertainment	54,599,357		4.5
Specialty Retail	51,752,282		4.3
Pharmaceuticals	49,156,082		4.1
Investment Companies	37,986,630		3.1
Biotechnology	37,083,815		3.1
Leisure Products	12,409,226		1.0
Health Care Providers & Services	11,793,883		1.0
Health Care Technology	8,080,971		0.7
Life Sciences Tools & Services	4,558,202		0.4
Real Estate Management & Development	2,191,100		0.2
Purchased Options	1,028,470		0.1
Electronic Equipment, Instruments & Components	—	††	0.0
Total Investments	$1,203,246,542		100.0%

†   Does not reflect the value of securities held as collateral on loaned securities.

†† Includes a security valued at zero.

Morgan Stanley Insight Fund

Notes to the Consolidated Portfolio of Investments ■ September 30, 2024 (unaudited)

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (6) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Insight Fund

Notes to the Consolidated Portfolio of Investments ■ September 30, 2024 (unaudited) continued

Fair Value Measurement: Financial Acc(“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Insight Fund

Notes to the Consolidated Portfolio of Investments ■ September 30, 2024 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Common Stocks
Automobiles	$80,735,389	$—	$—		$80,735,389
Biotechnology	37,083,815	—	—		37,083,815
Broadline Retail	86,928,620	—	—		86,928,620
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	54,599,357	—	—		54,599,357
Financial Services	72,132,410	44,271,003	—		116,403,413
Health Care Providers & Services	11,793,883	—	—		11,793,883
Health Care Technology	8,080,971	—	—		8,080,971
Hotels, Restaurants & Leisure	127,430,024	—	—		127,430,024
Information Technology Services	201,162,762	—	—		201,162,762
Leisure Products	12,409,226	—	—		12,409,226
Life Sciences Tools & Services	4,558,202	—	—		4,558,202
Media	73,343,460	—	—		73,343,460
Pharmaceuticals	49,156,082	—	—		49,156,082
Real Estate Management & Development	2,191,100	—	—		2,191,100
Software	211,019,953	—	—		211,019,953
Specialty Retail	51,752,282	—	—		51,752,282
Total Common Stocks	1,084,377,536	44,271,003	—	†	1,128,648,539	†
Preferred Stocks
Software	—	—	35,582,903		35,582,903
Investment Company	26,228,068	—	—		26,228,068
Call Options Purchased	—	1,028,470	—		1,028,470
Short-Term Investments
Investment Company	11,896,845	—	—		11,896,845
Repurchase Agreements	—	34,893	—		34,893
Total Short-Term Investments	11,896,845	34,893	—		11,931,738
Total Assets	$1,122,502,449	$45,334,366	$35,582,903	†	$1,203,419,718	†

†   Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Morgan Stanley Insight Fund

Notes to the Consolidated Portfolio of Investments ■ September 30, 2024 (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCK		PREFERRED STOCKS
Beginning Balance	$—	†	$54,979,940
Purchases	—		—
Sales	—		(15,497,105)
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(1,877,170)
Realized gains (losses)	—		(2,022,762)
Ending Balance	$—	†	$35,582,903
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2024	$—		$(1,877,170)

† Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

	FAIR VALUE AT SEPTEMBER 30, 2024	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	AMOUNT OR RANGE/ WEIGHTED AVERAGE*	IMPACT TO VALUATION FROM AN INCREASE IN INPUT**
Preferred Stocks	$35,582,903	Market Transaction Method	Precedent Transaction	$73.50	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.5%-17.0%/14.5%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.5x-16.6x/8.6x	Increase
			Discount for Lack of Marketability	6.0%-12.0%/11.9%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	6.3x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.